AST BOND PORTFOLIO 2031
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments — 83.3%
Asset-Backed Securities — 22.6%
Automobiles — 5.0%
AmeriCredit Automobile Receivables Trust,
Series 2021-01, Class C
0.890%	10/19/26	800	$801,466
CarMax Auto Owner Trust,
Series 2021-01, Class C
0.940%	12/15/26	200	199,069
Enterprise Fleet Funding LLC,
Series 2021-01, Class A2, 144A
0.440%	12/21/26	100	100,000
Ford Credit Auto Owner Trust,
Series 2020-02, Class A, 144A
1.060%	04/15/33	500	498,125
Series 2021-A, Class C
0.830%	08/15/28	100	98,933
Ford Credit Floorplan Master Owner Trust,
Series 2020-02, Class A
1.060%	09/15/27	300	299,326
GM Financial Consumer Automobile Receivables Trust,
Series 2021-01, Class C
1.040%	05/17/27	200	199,372
Hertz Vehicle Financing III LP,
Series 2021-02A, Class A, 144A
1.680%	12/27/27	300	300,315
Hertz Vehicle Financing LLC,
Series 2021-01A, Class A, 144A
1.210%	12/26/25	300	300,955
OneMain Direct Auto Receivables Trust,
Series 2019-01A, Class A, 144A
3.630%	09/14/27	800	857,481
Santander Consumer Auto Receivables Trust,
Series 2021-AA, Class C, 144A
1.030%	11/16/26	200	198,680
Santander Drive Auto Receivables Trust,
Series 2020-03, Class C
1.120%	01/15/26	200	201,244
Series 2021-01, Class C
0.750%	02/17/26	300	301,227
Series 2021-02, Class C
0.900%	06/15/26	300	301,053
Series 2021-03, Class C
0.950%	09/15/27	300	300,543
			4,957,789
Collateralized Loan Obligations — 17.2%
Adams Mill CLO Ltd. (Cayman Islands),
Series 2014-01A, Class A1R, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 0.000%)
1.226%(c)	07/15/26	160	160,279
Atlas Senior Loan Fund Ltd. (Cayman Islands),
Series 2013-01A, Class AR, 144A, 3 Month LIBOR + 0.830% (Cap N/A, Floor 0.000%)
0.954%(c)	11/17/27	396	395,577
Atrium (Cayman Islands),
Series 12A, Class AR, 144A, 3 Month LIBOR + 0.830% (Cap N/A, Floor 0.000%)
0.968%(c)	04/22/27	1,351	1,350,622
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Bain Capital Credit CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A1, 144A, 3 Month LIBOR + 0.960% (Cap N/A, Floor 0.000%)
1.098%(c)	04/23/31	2,000	$1,999,466
Series 2019-03A, Class A, 144A, 3 Month LIBOR + 1.340% (Cap N/A, Floor 1.340%)
1.474%(c)	10/21/32	250	250,049
Ballyrock CLO Ltd. (Cayman Islands),
Series 2016-01A, Class AR2, 144A, 3 Month LIBOR + 0.980% (Cap N/A, Floor 0.980%)
1.106%(c)	10/15/28	1,057	1,056,757
Battalion CLO Ltd. (Cayman Islands),
Series 2017-11A, Class AR, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)
1.275%(c)	04/24/34	750	749,211
CIFC Funding Ltd. (Cayman Islands),
Series 2017-01A, Class AR, 144A, 3 Month LIBOR + 1.010% (Cap N/A, Floor 1.010%)
1.144%(c)	04/23/29	1,999	1,998,280
Crestline Denali CLO Ltd. (Cayman Islands),
Series 2018-01A, Class AR, 144A, 3 Month LIBOR + 1.060% (Cap N/A, Floor 1.060%)
1.186%(c)	10/15/31	1,250	1,250,999
Elmwood CLO Ltd. (Cayman Islands),
Series 2019-02A, Class AR, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)
1.284%(c)	04/20/34	1,250	1,249,358
Greywolf CLO Ltd. (Cayman Islands),
Series 2018-02A, Class A1, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)
1.314%(c)	10/20/31	1,500	1,500,703
Hayfin Kingsland Ltd. (Cayman Islands),
Series 2018-09A, Class AR, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 0.000%)
1.282%(c)	04/28/31	1,000	1,000,500
JMP Credit Advisors CLO Ltd. (Cayman Islands),
Series 2017-01A, Class AR, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 1.280%)
1.414%(c)	07/17/29	246	246,221
LCM LP (Cayman Islands),
Series 13A, Class ARR, 144A, 3 Month LIBOR + 1.140% (Cap N/A, Floor 0.000%)
1.274%(c)	07/19/27	250	249,881
Oaktree CLO Ltd. (Cayman Islands),
Series 2015-01A, Class A1R, 144A, 3 Month LIBOR + 0.870% (Cap N/A, Floor 0.000%)
1.004%(c)	10/20/27	99	98,931
Octagon Investment Partners 45 Ltd. (Cayman Islands),
Series 2019-01A, Class A, 144A, 3 Month LIBOR + 1.330% (Cap N/A, Floor 1.330%)
1.456%(c)	10/15/32	250	250,017
Park Avenue Institutional Advisers CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A1AR, 144A, 3 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)
1.134%(c)	10/20/31	1,250	1,250,625
A1

AST BOND PORTFOLIO 2031 (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Voya CLO Ltd. (Cayman Islands),
Series 2016-01A, Class A1R, 144A, 3 Month LIBOR + 1.070% (Cap N/A, Floor 1.070%)
1.204%(c)	01/20/31	850	$849,760
Wellfleet CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)
1.234%(c)	07/17/31	1,000	1,000,799
Series 2019-01A, Class A1, 144A, 3 Month LIBOR + 1.340% (Cap N/A, Floor 0.000%)
1.474%(c)	07/20/32	250	250,128
			17,158,163
Consumer Loans — 0.4%
OneMain Financial Issuance Trust,
Series 2021-01A, Class A2, 144A, 30 Day Average SOFR + 0.760% (Cap N/A, Floor 0.000%)
0.810%(c)	06/16/36	400	402,910
Student Loans — 0.0%
ELFI Graduate Loan Program LLC,
Series 2020-A, Class A, 144A
1.730%	08/25/45	54	54,131
SoFi Professional Loan Program Trust,
Series 2020-A, Class A1FX, 144A
2.060%	05/15/46	9	9,178
			63,309

Total Asset-Backed Securities (cost $22,479,295)			22,582,171
Commercial Mortgage-Backed Securities — 15.7%
BANK,
Series 2019-BN19, Class A1
2.263%	08/15/61	415	424,156
Series 2020-BN25, Class A3
2.391%	01/15/63	100	102,944
Series 2020-BN26, Class A3
2.155%	03/15/63	250	251,715
Series 2020-BN28, Class A3
1.584%	03/15/63	1,500	1,447,735
Barclays Commercial Mortgage Securities Trust,
Series 2020-C08, Class ASB
1.867%	10/15/53	500	502,511
Benchmark Mortgage Trust,
Series 2020-B16, Class A3
2.475%	02/15/53	100	103,761
Series 2020-B17, Class A4
2.042%	03/15/53	125	124,994
Series 2020-B19, Class A4
1.546%	09/15/53	1,500	1,456,800
Series 2020-B20, Class A3
1.945%	10/15/53	750	753,010
Series 2021-B24, Class A3
2.010%	03/15/54	1,200	1,213,280
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Commercial Mortgage Trust,
Series 2013-LC06, Class ASB
2.478%	01/10/46	22	$21,847
Series 2014-UBS06, Class A4
3.378%	12/10/47	185	195,880
Series 2015-CR23, Class ASB
3.257%	05/10/48	230	239,200
Series 2015-CR25, Class ASB
3.537%	08/10/48	799	841,839
CSAIL Commercial Mortgage Trust,
Series 2015-C03, Class A4
3.718%	08/15/48	1,067	1,155,898
FHLMC Multifamily Structured Pass-Through Certificates,
Series K736, Class X1, IO
1.437%(cc)	07/25/26	7,988	415,737
GS Mortgage Securities Trust,
Series 2013-GC12, Class AAB
2.678%	06/10/46	28	27,966
Series 2015-GS01, Class AAB
3.553%	11/10/48	1,583	1,679,764
Series 2020-GC45, Class A3
2.639%	02/13/53	100	104,365
JPMBB Commercial Mortgage Securities Trust,
Series 2013-C14, Class ASB
3.761%(cc)	08/15/46	1,379	1,424,176
Series 2014-C24, Class A4A1
3.373%	11/15/47	295	311,068
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2013-LC11, Class ASB
2.554%	04/15/46	38	38,509
Ladder Capital Commercial Mortgage Securities Trust,
Series 2017-LC26, Class A2, 144A
3.128%	07/12/50	1,890	1,893,390
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C23, Class ASB
3.398%	07/15/50	295	308,038
UBS-Barclays Commercial Mortgage Trust,
Series 2012-C04, Class A5
2.850%	12/10/45	500	509,359
Wells Fargo Commercial Mortgage Trust,
Series 2020-C55, Class A3
2.462%	02/15/53	100	103,651

Total Commercial Mortgage-Backed Securities (cost $15,801,834)			15,651,593
Corporate Bonds — 17.5%
Aerospace & Defense — 0.4%
Boeing Co. (The),
Sr. Unsec’d. Notes
2.950%	02/01/30(a)	325	331,117
Northrop Grumman Corp.,
Sr. Unsec’d. Notes
4.400%	05/01/30	20	23,380
			354,497

A2

AST BOND PORTFOLIO 2031 (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Agriculture — 0.4%
BAT Capital Corp. (United Kingdom),
Gtd. Notes
4.700%	04/02/27	380	$429,068
Auto Manufacturers — 0.6%
General Motors Financial Co., Inc.,
Gtd. Notes
3.700%	05/09/23	25	26,094
3.950%	04/13/24	500	534,320
			560,414
Banks — 5.4%
Bank of America Corp.,
Jr. Sub. Notes, Series MM
4.300%(ff)	01/28/25(oo)	5	5,112
Sr. Unsec’d. Notes
2.687%(ff)	04/22/32	315	321,561
Sr. Unsec’d. Notes, MTN
2.015%(ff)	02/13/26	145	148,782
2.496%(ff)	02/13/31	315	318,766
BNG Bank NV (Netherlands),
Sr. Unsec’d. Notes, EMTN
2.500%	01/23/23	200	205,874
BNP Paribas SA (France),
Sr. Unsec’d. Notes, 144A
1.904%(ff)	09/30/28	300	298,614
Citigroup, Inc.,
Sr. Unsec’d. Notes
2.666%(ff)	01/29/31	375	384,796
3.352%(ff)	04/24/25	160	169,952
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes
2.222%(ff)	09/18/24	500	512,397
Development Bank of Japan, Inc. (Japan),
Gov’t. Gtd. Notes, 144A, MTN
3.125%	09/06/23	500	525,770
Sr. Unsec’d. Notes, GMTN
2.000%	10/19/21	200	200,153
Dexia Credit Local SA (France),
Gov’t. Liquid Gtd. Notes, EMTN
0.750%	05/07/23	250	251,594
3.250%	09/26/23	250	263,805
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series HH
4.600%(ff)	02/01/25(oo)	5	5,115
Jr. Sub. Notes, Series II
4.000%(ff)	04/01/25(oo)	5	5,023
Sr. Unsec’d. Notes
2.739%(ff)	10/15/30	820	850,610
Landwirtschaftliche Rentenbank (Germany),
Gov’t. Gtd. Notes
2.375%	06/10/25	200	211,634
Morgan Stanley,
Sr. Unsec’d. Notes, GMTN
2.699%(ff)	01/22/31	350	361,851
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
Oesterreichische Kontrollbank AG (Austria),
Gov’t. Gtd. Notes
1.500%	02/12/25	200	$205,278
Wells Fargo & Co.,
Sr. Unsec’d. Notes, MTN
2.572%(ff)	02/11/31	170	173,372
			5,420,059
Chemicals — 0.5%
Mosaic Co. (The),
Sr. Unsec’d. Notes
4.250%	11/15/23	500	533,269
Diversified Financial Services — 1.0%
CDP Financial, Inc. (Canada),
Gtd. Notes, 144A
1.000%	04/17/23	500	505,376
Ontario Teachers’ Finance Trust (Canada),
Gtd. Notes
1.625%	09/12/24	500	514,090
			1,019,466
Electric — 0.8%
Berkshire Hathaway Energy Co.,
Sr. Unsec’d. Notes
3.700%	07/15/30	390	439,036
Florida Power & Light Co.,
First Mortgage
2.850%	04/01/25	45	47,761
Vistra Operations Co. LLC,
Sr. Sec’d. Notes, 144A (original cost $325,755; purchased 09/29/20)
3.550%	07/15/24(f)	305	320,234
			807,031
Healthcare-Products — 0.1%
Baxter International, Inc.,
Sr. Unsec’d. Notes
3.950%	04/01/30	10	11,333
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes
4.497%	03/25/30	45	53,184
			64,517
Healthcare-Services — 0.6%
HCA, Inc.,
Sr. Sec’d. Notes
5.000%	03/15/24	500	548,412
Insurance — 0.5%
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
4.569%	02/01/29	415	482,378
Media — 0.9%
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
5.050%	03/30/29	665	776,628

A3

AST BOND PORTFOLIO 2031 (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Media (cont’d.)
Comcast Corp.,
Gtd. Notes
3.100%	04/01/25	95	$101,633
3.400%	04/01/30	10	10,986
Cox Communications, Inc.,
Sr. Unsec’d. Notes, 144A
3.150%	08/15/24	35	37,068
			926,315
Mining — 0.4%
Newmont Corp.,
Gtd. Notes
2.250%	10/01/30	375	373,114
Multi-National — 0.2%
Asian Development Bank (Supranational Bank),
Sr. Unsec’d. Notes
2.625%	01/30/24	200	210,179
Oil & Gas — 1.6%
ConocoPhillips,
Gtd. Notes, 144A
3.750%	10/01/27	245	273,285
4.300%	08/15/28	300	345,243
Continental Resources, Inc.,
Gtd. Notes
4.500%	04/15/23	6	6,212
Diamondback Energy, Inc.,
Gtd. Notes
2.875%	12/01/24	400	419,644
3.125%	03/24/31	150	155,533
Pioneer Natural Resources Co.,
Sr. Unsec’d. Notes
1.900%	08/15/30	385	368,188
			1,568,105
Pharmaceuticals — 1.2%
AbbVie, Inc.,
Sr. Unsec’d. Notes
3.200%	11/21/29	495	533,393
CVS Health Corp.,
Sr. Unsec’d. Notes
4.300%	03/25/28	192	218,934
Shire Acquisitions Investments Ireland DAC,
Gtd. Notes
2.875%	09/23/23	50	52,126
Viatris, Inc.,
Gtd. Notes, 144A
2.700%	06/22/30(a)	370	373,536
			1,177,989
Pipelines — 0.9%
Energy Transfer LP,
Sr. Unsec’d. Notes
3.750%	05/15/30(a)	470	507,441
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pipelines (cont’d.)
ONEOK, Inc.,
Gtd. Notes
3.100%	03/15/30	420	$437,708
			945,149
Retail — 0.4%
O’Reilly Automotive, Inc.,
Sr. Unsec’d. Notes
4.200%	04/01/30	335	384,139
Semiconductors — 0.5%
Broadcom, Inc.,
Sr. Unsec’d. Notes, 144A
3.137%	11/15/35	550	548,271
Telecommunications — 1.1%
AT&T, Inc.,
Sr. Unsec’d. Notes
4.300%	02/15/30(a)	255	292,736
T-Mobile USA, Inc.,
Sr. Sec’d. Notes
2.550%	02/15/31	520	522,170
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
2.550%	03/21/31	305	309,424
			1,124,330

Total Corporate Bonds (cost $17,315,793)			17,476,702
Sovereign Bonds — 4.3%
Japan Bank for International Cooperation (Japan),
Gov’t. Gtd. Notes
1.750%	10/17/24	200	206,115
3.375%	10/31/23	400	423,981
Japan Finance Organization for Municipalities (Japan),
Sr. Unsec’d. Notes, EMTN
1.750%	09/05/24	600	617,098
Province of Alberta (Canada),
Sr. Unsec’d. Notes
1.300%	07/22/30	80	76,689
1.875%	11/13/24	300	310,979
3.300%	03/15/28	100	111,204
Province of British Columbia (Canada),
Sr. Unsec’d. Notes
2.000%	10/23/22	500	509,581
Sr. Unsec’d. Notes, Series 10
1.750%	09/27/24	200	206,752
Province of Manitoba (Canada),
Sr. Unsec’d. Notes
2.125%	05/04/22	300	303,425
Sr. Unsec’d. Notes, Series GX
2.600%	04/16/24	200	210,106
Province of Ontario (Canada),
Sr. Unsec’d. Notes
3.400%	10/17/23	400	424,450

A4

AST BOND PORTFOLIO 2031 (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Sovereign Bonds (continued)
Province of Quebec (Canada),
Sr. Unsec’d. Notes
2.750%	04/12/27	100	$108,038
Sr. Unsec’d. Notes, Series PD
7.500%	09/15/29	50	71,276
Sr. Unsec’d. Notes, Series QX
1.500%	02/11/25	500	512,634
Tokyo Metropolitan Government (Japan),
Sr. Unsec’d. Notes, 144A
3.250%	06/01/23	200	209,154

Total Sovereign Bonds (cost $4,287,938)			4,301,482
U.S. Government Agency Obligations — 14.4%
Federal Home Loan Bank
0.375%	09/04/25	500	492,367
0.500%	04/14/25	2,000	1,989,782
3.250%	11/16/28	1,900	2,144,964
Federal Home Loan Mortgage Corp.
0.375%	07/21/25	3,000	2,958,790
1.500%	02/12/25	2,000	2,057,692
6.750%	09/15/29	90	126,897
Federal National Mortgage Assoc.
0.500%	06/17/25	1,000	993,235
0.875%	08/05/30	1,300	1,225,408
1.625%	01/07/25(k)	2,000	2,068,239
6.625%	11/15/30	200	285,221

Total U.S. Government Agency Obligations (cost $14,547,959)			14,342,595
U.S. Treasury Obligations — 8.8%
U.S. Treasury Bonds
3.125%	02/15/43(k)	890	1,060,490
U.S. Treasury Notes
0.375%	09/15/24	530	527,723
0.500%	08/31/27(k)	215	206,971
1.125%	02/28/22(k)	5,400	5,423,836
1.125%	08/31/28	305	301,426
1.250%	08/15/31	1,299	1,267,540

Total U.S. Treasury Obligations (cost $8,882,301)			8,787,986

Total Long-Term Investments (cost $83,315,120)			83,142,529

	Shares
Short-Term Investments — 13.8%
Affiliated Mutual Funds
PGIM Core Short-Term Bond Fund(wc)	1,101,579	10,145,543
PGIM Core Ultra Short Bond Fund(wc)	2,287,444	2,287,444
	Shares	Value
Affiliated Mutual Funds (continued)
PGIM Institutional Money Market Fund (cost $1,309,821; includes $1,309,815 of cash collateral for securities on loan)(b)(wc)	1,310,607	$1,309,821

Total Short-Term Investments (cost $13,740,635)		13,742,808

TOTAL INVESTMENTS—97.1% (cost $97,055,755)		96,885,337

Other assets in excess of liabilities(z) — 2.9%		2,857,412

Net Assets — 100.0%		$99,742,749

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
CLO	Collateralized Loan Obligation
CPI	Consumer Price Index
EMTN	Euro Medium Term Note
FHLMC	Federal Home Loan Mortgage Corporation
GMTN	Global Medium Term Note
IO	Interest Only (Principal amount represents notional)
LIBOR	London Interbank Offered Rate
LP	Limited Partnership
MTN	Medium Term Note
NSA	Non-Seasonally Adjusted
SOFR	Secured Overnight Financing Rate
T	Swap payment upon termination

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $1,284,342; cash collateral of $1,309,815 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2021.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of September 30, 2021. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(f)	Indicates a restricted security that is acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law; the aggregate original cost of such securities is $325,755. The aggregate value of $320,234 is 0.3% of net assets.

A5

AST BOND PORTFOLIO 2031 (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(oo)	Perpetual security. Maturity date represents next call date.
(wc)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Short-Term Bond Fund, PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at September 30, 2021:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
1,004	10 Year U.S. Ultra Treasury Notes	Dec. 2021	$145,831,000	$(1,709,690)
9	20 Year U.S. Treasury Bonds	Dec. 2021	1,432,969	(3,950)
				(1,713,640)
Short Positions:
69	2 Year U.S. Treasury Notes	Dec. 2021	15,183,773	8,551
217	5 Year U.S. Treasury Notes	Dec. 2021	26,635,055	152,585
433	10 Year U.S. Treasury Notes	Dec. 2021	56,986,862	758,373
11	30 Year U.S. Ultra Treasury Bonds	Dec. 2021	2,101,687	76,262
				995,771
				$(717,869)

Inflation swap agreements outstanding at September 30, 2021:
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2021	Unrealized Appreciation (Depreciation)
Centrally Cleared Inflation Swap Agreements:
370	01/12/26	2.205%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	$—	$(21,008)	$(21,008)
740	01/13/26	2.152%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(44,103)	(44,103)
3,735	02/02/26	2.295%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	(15,300)	(193,916)	(178,616)
1,110	02/18/26	2.370%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(52,240)	(52,240)
				$(15,300)	$(311,267)	$(295,967)
(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A6